Noncontrolling Interest - Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance at beginning of year	$ 438,791	$ 458,543
Capital contributions	0	13,127
Dividends paid	0	(11,556)
Net losses attributable to RNCI	(27,512)	(12,029)
Change in unrealized gains (losses) on AFS investments attributable to RNCI	1,517	(126)
Change in currency translation adjustments attributable to RNCI	(1,397)	10
Change in redemption value of RNCI	(46,224)	(9,178)
Cumulative effect of change in accounting principle attributable to RNCI	261	0
Balance at end of year	$ 365,436	$ 438,791
North Bay | Trident
Redeemable Noncontrolling Interest [Line Items]
Ownership interest held by noncontrolling owners	39.30%
North Bay | Dowling
Redeemable Noncontrolling Interest [Line Items]
Ownership interest held by noncontrolling owners	1.70%
Subsidiaries | North Bay | Trident
Redeemable Noncontrolling Interest [Line Items]
Ownership interest held by noncontrolling owners	39.30%	39.30%
Subsidiaries | North Bay | Dowling
Redeemable Noncontrolling Interest [Line Items]
Ownership interest held by noncontrolling owners	1.70%	1.70%